CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 2-17613; 1940 Act File No. 811-01028) ("Registrant") hereby certifies (a) that the forms of Prospectus used with respect to the Registrant do not differ from the Prospectuses contained in Post-Effective Amendment No. 129 ("Amendment No. 129") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 129 was filed electronically.

IVY FUNDS

Dated: February 4, 2004	By:	/s/Kristen A. Richards
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Kristen A. Richards
Vice President and Secretary